COST OF SALES - Disclosure of Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Mine production costs	$ 571,081	$ 404,291
Royalties	179,427	55,412
Refining	3,031	2,824
Cost of sales, excluding DDA	753,539	462,527
DDA	71,743	47,621
Cost of sales	$ 825,282	$ 510,148